Investment Risks	Oct. 31, 2025
WEBS SPY DEFINED VOLATILITY ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBS SPY DEFINED VOLATILITY ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBS SPY DEFINED VOLATILITY ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBS SPY DEFINED VOLATILITY ETF | Active Market Risk [Member]
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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBS SPY DEFINED VOLATILITY ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBS SPY DEFINED VOLATILITY ETF | Cash Position Risk [Member]
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Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBS SPY DEFINED VOLATILITY ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBS SPY DEFINED VOLATILITY ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBS SPY DEFINED VOLATILITY ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBS SPY DEFINED VOLATILITY ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBS SPY DEFINED VOLATILITY ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBS SPY DEFINED VOLATILITY ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBS SPY DEFINED VOLATILITY ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBS SPY DEFINED VOLATILITY ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBS SPY DEFINED VOLATILITY ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBS SPY DEFINED VOLATILITY ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBS SPY DEFINED VOLATILITY ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBS SPY DEFINED VOLATILITY ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBS SPY DEFINED VOLATILITY ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBS SPY DEFINED VOLATILITY ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBS SPY DEFINED VOLATILITY ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBS SPY DEFINED VOLATILITY ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBS SPY DEFINED VOLATILITY ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBS SPY DEFINED VOLATILITY ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBS SPY DEFINED VOLATILITY ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBS SPY DEFINED VOLATILITY ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBS SPY DEFINED VOLATILITY ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBS SPY DEFINED VOLATILITY ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBS SPY DEFINED VOLATILITY ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk. The Underlying ETF invests significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBS SPY DEFINED VOLATILITY ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs QQQ Defined Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs QQQ Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs QQQ Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs QQQ Defined Volatility ETF | Active Market Risk [Member]
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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs QQQ Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs QQQ Defined Volatility ETF | Cash Position Risk [Member]
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Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs QQQ Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs QQQ Defined Volatility ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs QQQ Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs QQQ Defined Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs QQQ Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs QQQ Defined Volatility ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs QQQ Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs QQQ Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs QQQ Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs QQQ Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs QQQ Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs QQQ Defined Volatility ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs QQQ Defined Volatility ETF | Operational Risk [Member]
Prospectus [Line Items]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs QQQ Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs QQQ Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs QQQ Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs QQQ Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs QQQ Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs QQQ Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs QQQ Defined Volatility ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs QQQ Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs QQQ Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs QQQ Defined Volatility ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Information Technology Companies Risk. The Underlying ETF invests significantly in information technology companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face obsolescence due to rapid technological developments, frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Companies in the information technology sector are heavily dependent on patent and intellectual property rights. The loss or impairment of these rights may adversely affect the profitability of these companies. Information technology companies are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs QQQ Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Energy XLE Defined Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Energy XLE Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Energy XLE Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Energy XLE Defined Volatility ETF | Active Market Risk [Member]
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Risk [Text Block]

Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Energy XLE Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Energy XLE Defined Volatility ETF | Cash Position Risk [Member]
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Risk [Text Block]

Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Energy XLE Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Energy XLE Defined Volatility ETF | Cyber Security Risk [Member]
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Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Energy XLE Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Risk [Text Block]

Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Energy XLE Defined Volatility ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Energy XLE Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Energy XLE Defined Volatility ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Energy XLE Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Energy XLE Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Energy XLE Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Energy XLE Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Energy XLE Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Energy XLE Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Energy XLE Defined Volatility ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Energy XLE Defined Volatility ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Energy XLE Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Energy XLE Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Energy XLE Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Energy XLE Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Energy XLE Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Energy XLE Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Energy XLE Defined Volatility ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Energy XLE Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Energy XLE Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Energy XLE Defined Volatility ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Energy Sector Risk. The Underlying ETF’s assets will be concentrated in the energy sector, which means the Fund will be more affected by the performance of the energy sector than a fund that is more diversified. Issuers in energy-related industries can be significantly affected by fluctuations in energy prices and supply and demand of energy fuels. Markets for various energy-related commodities can have significant volatility and are subject to control or manipulation by large producers or purchasers. Companies in the energy sector may need to make substantial expenditures and to incur significant amounts of debt, in order to maintain or expand their reserves. Oil and gas exploration and production can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions. These companies may be at risk for environmental damage claims.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Energy XLE Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Materials XLB Defined Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Materials XLB Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Materials XLB Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Materials XLB Defined Volatility ETF | Active Market Risk [Member]
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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Materials XLB Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Materials XLB Defined Volatility ETF | Cash Position Risk [Member]
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Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Materials XLB Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Materials XLB Defined Volatility ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Materials XLB Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Materials XLB Defined Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Materials XLB Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Materials XLB Defined Volatility ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Materials XLB Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Materials XLB Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Materials XLB Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Materials XLB Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Materials XLB Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Materials XLB Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Materials XLB Defined Volatility ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Materials XLB Defined Volatility ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Materials XLB Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Materials XLB Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Materials XLB Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Materials XLB Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Materials XLB Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Materials XLB Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Materials XLB Defined Volatility ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Materials XLB Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Materials XLB Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Materials XLB Defined Volatility ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Materials Sector Risk. The Underlying ETF’s assets will be concentrated in the materials sector, which means the Fund will be more affected by the performance of the materials sector than a fund that is more diversified. Many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, worldwide competition, environmental policies and consumer demand. At times, worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, technical progress, labor relations, and government regulations.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Materials XLB Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Industrials XLI Defined Volatility ETF | Risk Lose Money [Member]
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Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Industrials XLI Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Industrials XLI Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Industrials XLI Defined Volatility ETF | Active Market Risk [Member]
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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Industrials XLI Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Industrials XLI Defined Volatility ETF | Cash Position Risk [Member]
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Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Industrials XLI Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Industrials XLI Defined Volatility ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Industrials XLI Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Industrials XLI Defined Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Industrials XLI Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Industrials XLI Defined Volatility ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Industrials XLI Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Industrials XLI Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Industrials XLI Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Industrials XLI Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Industrials XLI Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Industrials XLI Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Industrials XLI Defined Volatility ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Industrials XLI Defined Volatility ETF | Operational Risk [Member]
Prospectus [Line Items]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Industrials XLI Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Industrials XLI Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Industrials XLI Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Industrials XLI Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Industrials XLI Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Industrials XLI Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Industrials XLI Defined Volatility ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Industrials XLI Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Industrials XLI Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Industrials XLI Defined Volatility ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Industrials Sector Risk. The Underlying ETF’s assets will be concentrated in the industrials sector, which means the Fund will be more affected by the performance of the industrials sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Industrials XLI Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Risk Lose Money [Member]
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Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Consumer Discretionary XLY Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Consumer Discretionary XLY Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Consumer Discretionary XLY Defined Volatility ETF | Active Market Risk [Member]
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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Cash Position Risk [Member]
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Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Consumer Discretionary XLY Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Consumer Discretionary XLY Defined Volatility ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Consumer Discretionary Sector Risk. The Underlying ETF’s assets will be concentrated in the consumer discretionary sector, which means the Fund will be more affected by the performance of the consumer discretionary sector than a fund that is more diversified. The success of consumer product manufacturers and retailers is tied closely to the performance of the overall domestic and global economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Also, companies in the consumer discretionary sector may be subject to severe competition, which may have an adverse impact on their respective profitability. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products and services in the marketplace.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Consumer Discretionary XLY Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Consumer Staples XLP Defined Volatility ETF | Risk Lose Money [Member]
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Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Consumer Staples XLP Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Consumer Staples XLP Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Consumer Staples XLP Defined Volatility ETF | Active Market Risk [Member]
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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Consumer Staples XLP Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Consumer Staples XLP Defined Volatility ETF | Cash Position Risk [Member]
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Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Consumer Staples XLP Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Consumer Staples XLP Defined Volatility ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Consumer Staples XLP Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Consumer Staples XLP Defined Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Consumer Staples XLP Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Consumer Staples XLP Defined Volatility ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Consumer Staples XLP Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Consumer Staples XLP Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Consumer Staples XLP Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Consumer Staples XLP Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Consumer Staples XLP Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Consumer Staples XLP Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Consumer Staples XLP Defined Volatility ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Consumer Staples XLP Defined Volatility ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Consumer Staples XLP Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Consumer Staples XLP Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Consumer Staples XLP Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Consumer Staples XLP Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Consumer Staples XLP Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Consumer Staples XLP Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Consumer Staples XLP Defined Volatility ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Consumer Staples XLP Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Consumer Staples XLP Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Consumer Staples XLP Defined Volatility ETF | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Consumer Staples Sector Risk. The Underlying ETF’s assets will be concentrated in the consumer staples sector, which means the Fund will be more affected by the performance of the consumer staples sector than a fund that is more diversified. Consumer staples companies are subject to government regulation affecting their products which may negatively impact such companies’ performance. For instance, government regulations may affect the permissibility of using various food additives and production methods of companies that make food products, which could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food, beverage, household and personal product companies may be strongly affected by consumer interest, marketing campaigns and other factors affecting supply and demand, including performance of the overall domestic and global economy, interest rates, competition and consumer confidence and spending.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Consumer Staples XLP Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Health Care XLV Defined Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Health Care XLV Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Health Care XLV Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Health Care XLV Defined Volatility ETF | Active Market Risk [Member]
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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Health Care XLV Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Health Care XLV Defined Volatility ETF | Cash Position Risk [Member]
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Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Health Care XLV Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Health Care XLV Defined Volatility ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Health Care XLV Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Health Care XLV Defined Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Health Care XLV Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Health Care XLV Defined Volatility ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Health Care XLV Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Health Care XLV Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Health Care XLV Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Health Care XLV Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Health Care XLV Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Health Care XLV Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Health Care XLV Defined Volatility ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Health Care XLV Defined Volatility ETF | Operational Risk [Member]
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Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Health Care XLV Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Health Care XLV Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Health Care XLV Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Health Care XLV Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Health Care XLV Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Health Care XLV Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Health Care XLV Defined Volatility ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Health Care XLV Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Health Care XLV Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Health Care XLV Defined Volatility ETF | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Health Care Sector Risk. The Underlying ETF’s assets will be concentrated in the health care sector, which means the Fund will be more affected by the performance of the health care sector than a fund that is more diversified. Companies in the health care sector are subject to extensive government regulation and their profitability can be significantly affected by restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), limited product lines and an increased emphasis on the delivery of healthcare through outpatient services. Companies in the health care sector are heavily dependent on obtaining and defending patents, which may be time consuming and costly, and the expiration of patents may also adversely affect the profitability of these companies. Health care companies are also subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Health Care XLV Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Financial XLF Defined Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Financial XLF Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Financial XLF Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Financial XLF Defined Volatility ETF | Active Market Risk [Member]
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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Financial XLF Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Financial XLF Defined Volatility ETF | Cash Position Risk [Member]
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Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Financial XLF Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Financial XLF Defined Volatility ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Financial XLF Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Financial XLF Defined Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Financial XLF Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Financial XLF Defined Volatility ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Financial XLF Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Financial XLF Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Financial XLF Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Financial XLF Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Financial XLF Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Financial XLF Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Financial XLF Defined Volatility ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Financial XLF Defined Volatility ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Financial XLF Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Financial XLF Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Financial XLF Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Financial XLF Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Financial XLF Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Financial XLF Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Financial XLF Defined Volatility ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Financial XLF Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Financial XLF Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Financial XLF Defined Volatility ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Financial Sector Risk. The Underlying ETF’s assets will be concentrated in the financial sector, which means the Fund will be more affected by the performance of the financial sector than a fund that is more diversified. Financial services companies are subject to extensive governmental regulation, which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, the scope of their activities, the prices they can charge and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds and can fluctuate significantly when interest rates change or due to increased competition. In addition, deterioration of the credit markets generally may cause an adverse impact in a broad range of markets, including U.S. and international credit and interbank money markets generally, thereby affecting a wide range of financial institutions and markets. Certain events in the financial sector may cause an unusually high degree of volatility in the financial markets, both domestic and foreign, and cause certain financial services companies to incur large losses. Securities of financial services companies may experience a dramatic decline in value when such companies experience substantial declines in the valuations of their assets, take action to raise capital (such as the issuance of debt or equity securities), or cease operations. Credit losses resulting from financial difficulties of borrowers and financial losses associated with investment activities can negatively impact the sector. Insurance companies may be subject to severe price competition. Adverse economic, business or political developments could adversely affect financial institutions engaged in mortgage finance or other lending or investing activities directly or indirectly connected to the value of real estate.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Financial XLF Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Technology XLK Defined Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Technology XLK Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Technology XLK Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Technology XLK Defined Volatility ETF | Active Market Risk [Member]
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Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Technology XLK Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Technology XLK Defined Volatility ETF | Cash Position Risk [Member]
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Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Technology XLK Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Technology XLK Defined Volatility ETF | Cyber Security Risk [Member]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Technology XLK Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Technology XLK Defined Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Technology XLK Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Technology XLK Defined Volatility ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Technology XLK Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Technology XLK Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Technology XLK Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Technology XLK Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Technology XLK Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Technology XLK Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Technology XLK Defined Volatility ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Technology XLK Defined Volatility ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Technology XLK Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Technology XLK Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Technology XLK Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Technology XLK Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Technology XLK Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Technology XLK Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Technology XLK Defined Volatility ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Technology XLK Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Technology XLK Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Technology XLK Defined Volatility ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Technology Sector Risk. The Underlying ETF’s assets will be concentrated in the technology sector, which means the Fund will be more affected by the performance of the technology sector than a fund that is more diversified. Market or economic factors impacting technology companies and companies that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Technology XLK Defined Volatility ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Communication Services XLC Defined Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Communication Services XLC Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Communication Services XLC Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Communication Services XLC Defined Volatility ETF | Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Communication Services XLC Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Communication Services XLC Defined Volatility ETF | Cash Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Communication Services XLC Defined Volatility ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Communication Services XLC Defined Volatility ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Communication Services XLC Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Communication Services XLC Defined Volatility ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Communication Services XLC Defined Volatility ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Communication Services XLC Defined Volatility ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Communication Services XLC Defined Volatility ETF | Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Communication Services XLC Defined Volatility ETF | Leveraged Volatility Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Communication Services XLC Defined Volatility ETF | Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Communication Services XLC Defined Volatility ETF | Market Maker Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Communication Services XLC Defined Volatility ETF | Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Communication Services XLC Defined Volatility ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Communication Services XLC Defined Volatility ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Communication Services XLC Defined Volatility ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Communication Services XLC Defined Volatility ETF | Other Investment Companies Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Communication Services XLC Defined Volatility ETF | Over-the-Counter Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Communication Services XLC Defined Volatility ETF | Passive Strategy/Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Communication Services XLC Defined Volatility ETF | Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Communication Services XLC Defined Volatility ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Communication Services XLC Defined Volatility ETF | Swap Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Communication Services XLC Defined Volatility ETF | Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Communication Services XLC Defined Volatility ETF | Trading Issues Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Communication Services XLC Defined Volatility ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Communication Services XLC Defined Volatility ETF | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Communication Services Sector Risk. The Underlying ETF’s assets will be concentrated in the communication services sector, which means the Fund will be more affected by the performance of the communication services sector than a fund that is more diversified. Communication services companies are particularly vulnerable to the potential obsolescence of products and services due to technological advancement and the innovation of competitors. Companies in the communication services sector may also be affected by other competitive pressures, such as pricing competition, as well as research and development costs, substantial capital requirements and government regulation. Additionally, fluctuating domestic and international demand, shifting demographics and often unpredictable changes in consumer tastes can drastically affect a communication services company’s profitability. While all companies may be susceptible to network security breaches, certain companies in the communication services sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Communication Services XLC Defined Volatility ETF | Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Utilities XLU Defined Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Utilities XLU Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Utilities XLU Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Utilities XLU Defined Volatility ETF | Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Utilities XLU Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Utilities XLU Defined Volatility ETF | Cash Position Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Utilities XLU Defined Volatility ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Utilities XLU Defined Volatility ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
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Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Utilities XLU Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
Prospectus [Line Items]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Utilities XLU Defined Volatility ETF | Debt Securities Risk [Member]
Prospectus [Line Items]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Utilities XLU Defined Volatility ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Utilities XLU Defined Volatility ETF | Equity Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Utilities XLU Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Utilities XLU Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Utilities XLU Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Utilities XLU Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Utilities XLU Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Utilities XLU Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Utilities XLU Defined Volatility ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Utilities XLU Defined Volatility ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Utilities XLU Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Utilities XLU Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Utilities XLU Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Utilities XLU Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Utilities XLU Defined Volatility ETF | Rebalancing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Utilities XLU Defined Volatility ETF | Swap Agreement Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Utilities XLU Defined Volatility ETF | Tracking Error Risk [Member]
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Risk [Text Block]

Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Utilities XLU Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Utilities XLU Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Utilities XLU Defined Volatility ETF | Underlying ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Utilities Sector Risk. The Underlying ETF’s assets will be concentrated in the utilities sector, which means the Fund will be more affected by the performance of the utilities sector than a fund that is more diversified. Utility companies are affected by supply and demand, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. Although rate changes of a regulated utility usually fluctuate in approximate correlation with financing costs, due to political and regulatory factors rate changes ordinarily occur only following a delay after the changes in financing costs. This factor will tend to favorably affect a regulated utility company’s earnings and dividends in times of decreasing costs, but conversely, will tend to adversely affect earnings and dividends when costs are rising. The value of regulated utility equity securities may tend to have an inverse relationship to the movement of interest rates. Certain utility companies have experienced full or partial deregulation in recent years. These utility companies are frequently more similar to industrial companies in that they are subject to greater competition and have been permitted by regulators to diversify outside of their original geographic regions and their traditional lines of business. These opportunities may permit certain utility companies to earn more than their traditional regulated rates of return. Some companies, however, may be forced to defend their core business and may be less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable or obsolete and negatively impact profitability. Among the risks that may affect utility companies are the following: risks of increases in fuel and other operating costs; the high cost of borrowing to finance capital construction during inflationary periods; restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations; and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Utilities XLU Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.

WEBs Real Estate XLRE Defined Volatility ETF | Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Fund Shares will change in value, and you could lose money by investing in the Fund.
WEBs Real Estate XLRE Defined Volatility ETF | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
WEBs Real Estate XLRE Defined Volatility ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.
WEBs Real Estate XLRE Defined Volatility ETF | Active Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Active Market Risk. Although the Fund Shares are listed for trading on the Exchange, there can be no assurance that an active trading market for the Fund Shares will develop or be maintained. Fund Shares trade on the Exchange at market prices that may be below, at or above the Fund’s NAV. Securities, including the Fund Shares, are subject to market fluctuations and liquidity constraints that may be caused by such factors as economic, political, or regulatory developments, changes in interest rates, and/or perceived trends in securities prices. Fund Shares could decline in value or underperform other investments.

WEBs Real Estate XLRE Defined Volatility ETF | Authorized Participant Concentration Risk [Member]
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Risk [Text Block]

Authorized Participant Concentration Risk. Only an authorized participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that act as authorized participants on an agency basis (i.e., on behalf of other market participants). To the extent that these institutions exit the business or are unable to proceed with orders for issuance or redemption of creation units and no other authorized participant is able to step forward to fulfill the order, in either of these cases, Shares may trade at a discount to the Fund’s NAV and possibly face delisting. This may also result in significantly diminished trading market for the Shares.

WEBs Real Estate XLRE Defined Volatility ETF | Cash Position Risk [Member]
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Risk [Text Block]

Cash Position Risk. The Fund’s Cash Position may include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, including bills, notes and bonds issued by the U.S. Treasury, money market funds, short term bond ETFs and corporate debt securities, such as commercial paper. Some securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may not be backed by the full faith and credit of the United States, in which case the investor must look principally to the agency or instrumentality issuing or guaranteeing the security for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment. The U.S. Government, its agencies and instrumentalities do not guarantee the market value of their securities, and consequently, the value of such securities may fluctuate. Although the Fund may hold securities that carry U.S. Government guarantees, these guarantees do not extend to Fund Shares.

Money market funds are subject to management fees and other expenses. Therefore, investments in money market funds will cause the Fund to bear indirectly a proportional share of the fees and costs of the money market funds in which it invests. At the same time, the Fund will continue to pay its own management fees and expenses with respect to all of its assets, including any portion invested in the shares of the money market fund. It is possible to lose money by investing in money market funds.

Short term bond ETFs will generally invest in short-term instruments (i.e., duration of less than one year). The amount of time until a fixed-income security matures can lead to various risks, including changes in interest rates over the life of a bond. Short-term fixed income securities generally provide lower returns than longer-term fixed income securities. The average maturity of an ETF’s investments will affect the volatility of the ETF’s share price.

Corporate debt securities such as commercial paper generally are short-term unsecured promissory notes issued by businesses. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest. Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade generally are considered speculative because they present a greater risk of loss, including default, than higher quality debt securities.

WEBs Real Estate XLRE Defined Volatility ETF | Concentration Risk [Member]
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Risk [Text Block]

Concentration Risk. The Fund will concentrate in the securities of a particular industry or group of industries to the same extent as the Underlying ETF. To the extent the Fund has significant exposure in a single asset class or the securities of issuers within the same state, region, industry or sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified. A significant exposure makes the Fund more susceptible to any single occurrence and may subject the Fund to greater market risk than a fund that is more broadly diversified.

WEBs Real Estate XLRE Defined Volatility ETF | Cyber Security Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Cyber Security Risk. The Fund is susceptible to operational risks through breaches in cyber security. A breach in cyber security refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption or lose operational capacity. Such events could cause the Fund to incur regulatory penalties, reputational damage, additional compliance costs associated with corrective measures and/or financial loss. Cyber security breaches may involve unauthorized access to the Fund’s digital information systems through “hacking” or malicious software coding but may also result from outside attacks such as denial-of-service attacks through efforts to make network services unavailable to intended users. In addition, cyber security breaches of the Fund’s third-party service providers, such as its administrator, transfer agent, or custodian, as applicable, or issuers in which the Fund invests, can also subject the Fund to many of the same risks associated with direct cyber security breaches. While the Fund has established business continuity plans and risk management systems designed to reduce the risks associated with cyber security, there are inherent limitations in such plans and systems. Additionally, there is no guarantee that such efforts will succeed, especially because the Fund does not directly control the cyber security systems of issuers or third-party service providers.

WEBs Real Estate XLRE Defined Volatility ETF | Defined Volatility Strategy Risk [Member]
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Defined Volatility Strategy Risk. The Fund, in seeking to implement the Index strategy, will likely experience returns that differ in amount, and possibly even direction, from the returns of the Underlying ETF. The defined volatility strategy employed by the Fund may reduce exposure to the Underlying ETF when short-term volatility is higher than the Defined Volatility Rate and Underlying ETF returns are in a negative trend, which could result in the strategy not participating in positive returns when markets switch from a negative trend to a positive trend. Conversely, the Fund may increase exposure to the Underlying ETF when short-term volatility is lower than the Defined Volatility Rate and market returns are in a positive trend, which could result in increased negative returns when markets switch from a positive trend to a negative trend.

WEBs Real Estate XLRE Defined Volatility ETF | Debt Securities Risk [Member]
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Debt Securities Risk. Investments in debt securities subject the holder to the credit risk of the issuer. Credit risk refers to the possibility that the issuer or other obligor of a security will not be able or willing to make payments of interest and principal when due. Investments in debt securities rated BBB or BAA may have speculative characteristics. Generally, the value of debt securities will change inversely with changes in interest rates. To the extent that interest rates rise, certain underlying obligations may be paid off substantially slower than originally anticipated and the value of those securities may fall sharply. During periods of falling interest rates, the income received by the Fund may decline. If the principal on a debt security is prepaid before expected, the prepayments of principal may have to be reinvested in obligations paying interest at lower rates. Debt securities generally do not trade on a securities exchange making them generally less liquid and more difficult to value than common stock.

WEBs Real Estate XLRE Defined Volatility ETF | Derivatives Risk [Member]
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Derivatives Risk. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfil its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.

WEBs Real Estate XLRE Defined Volatility ETF | Equity Securities Risk [Member]
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Equity Securities Risk. The Fund’s exposure to equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates.

WEBs Real Estate XLRE Defined Volatility ETF | Index Performance Risk [Member]
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Index Performance Risk. The Fund seeks to track the Index, which is maintained by a third-party provider that is unaffiliated with the Fund or the Adviser. There can be no guarantee or assurance that the methodology used by the Index provider to create the Index will result in the Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index will be free from error. The Index used by the Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Real Estate XLRE Defined Volatility ETF | Leveraged Volatility Risk [Member]
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Leveraged Volatility Risk. Volatility is the characteristic of a security, an index or market to fluctuate significantly in price within a short period of time. Investment exposure to equity securities can be highly volatile and may experience sudden, large and unexpected losses. The Fund tracks an Index that seeks to remain at a target realized volatility and therefore the Fund may leverage its exposure to the Underlying ETF, which can result in greater exposure to the volatility of the Underlying ETF. Leverage increases the risk of a total loss of an investor’s investment, may increase the volatility of the Fund, and may magnify any differences between the performance of the Fund and the Underlying ETF. Leveraged ETFs are subject to compounding risk. Due to the effect of compounding, the Fund’s performance over longer periods of time can differ significantly from the performance of the Underlying ETF or benchmark during the same period of time.

WEBs Real Estate XLRE Defined Volatility ETF | Market Risk [Member]
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Market Risk. Overall securities market risks will affect the value of individual instruments in which the Fund invests, and the market price of a security may fluctuate, sometimes rapidly and unpredictably. Markets may additionally be impacted by negative external and or direct and indirect economic factors such as global trade policies, economic growth and market conditions, interest rates, war, terrorism, natural and environmental disasters, public health emergencies and political events affect the markets in which the Fund invests. The adverse impact of any one or more of these events on the market value of the Fund’s investments could be significant and cause losses. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. This adverse effect on liquidity in turn could lead to wider bid-ask spreads and differences between the market price of the Fund and the underlying value of those shares.

WEBs Real Estate XLRE Defined Volatility ETF | Market Maker Risk [Member]
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Market Maker Risk. If the Fund has lower average daily trading volumes, it may rely on a small number of third-party market makers to provide a market for the purchase and sale of Fund Shares. Any trading halt or other problem relating to the trading activity of these market makers could result in a dramatic change in the spread between the Fund’s NAV and the price at which the Shares are trading on the Exchange, which could result in a decrease in value of the Shares. In addition, decisions by market makers or authorized participants to reduce their role or step away from these activities in times of market stress could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying values of the Fund’s portfolio securities and the Fund’s market price. This reduced effectiveness could result in Fund Shares trading at a discount or a premium to NAV and also in greater than normal intra-day bid-ask spreads for Shares.

WEBs Real Estate XLRE Defined Volatility ETF | Market Trading Risk [Member]
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Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for Fund Shares, losses from trading in secondary markets, periods of high volatility and disruption in the creation/redemption process of the Fund. Any of these factors, among others, may lead to the Fund Shares trading at a premium or discount to its NAV. Accordingly, investors may pay more than NAV when purchasing Fund Shares or receive less than NAV when selling Fund Shares. Such divergence is likely to be greater under stressed market conditions.

WEBs Real Estate XLRE Defined Volatility ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new and currently has fewer assets than larger funds, and like other new funds, large inflows and outflows may impact the Fund’s market exposure for limited periods of time. This impact may be positive or negative, depending on the direction of market movement during the period affected. Additionally, because the Fund has fewer assets than larger funds over which to spread its fixed costs, its expense levels on a percentage basis will be higher than that of a larger fund.

WEBs Real Estate XLRE Defined Volatility ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. The Fund is classified as “non-diversified” under the 1940 Act. As a result, the Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended (the “Code”). The Fund may invest a relatively high percentage of its assets in a limited number of issuers. As a result, the Fund may be more susceptible to a single adverse economic or regulatory occurrence affecting one or more of these issuers, experience increased volatility and be highly invested in certain issuers.

WEBs Real Estate XLRE Defined Volatility ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers (including the Index Provider), counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund seeks to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address these risks.

WEBs Real Estate XLRE Defined Volatility ETF | Other Investment Companies Risk [Member]
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Other Investment Companies Risk. The Fund will invest in other investment companies, including the Underlying ETF.  The Fund will incur higher and duplicative expenses when it invests in other investment companies. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in other investment companies, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies, which include, but are not limited to, risks associated with the use of derivatives, imperfect benchmark correlation, leverage and inverse leverage and market price variance, all of which can increase volatility and decrease performance. Investments in ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; and (iii) trading of an ETF’s shares may be halted for a number of reasons.

WEBs Real Estate XLRE Defined Volatility ETF | Over-the-Counter Market Risk [Member]
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Over-the-Counter Market Risk. Swaps traded in over-the-counter markets may trade less frequently and in limited volumes and thus exhibit more volatility and liquidity risk. The Fund is also exposed to default by the counterparty to the swap agreement who may be unwilling or unable to perform its contractual obligations to the Fund.

WEBs Real Estate XLRE Defined Volatility ETF | Passive Strategy/Index Risk [Member]
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Passive Strategy/Index Risk. The Fund is managed with a passive investment strategy, attempting to track the performance of the Index. This differs from an actively-managed fund, which typically seeks to outperform a benchmark index. Because the Fund is designed to track the performance of the Index, financial instruments may be purchased, retained or sold at times when a more actively managed fund would not do so. As a result, the Fund may hold constituent instruments of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in instruments regardless of market conditions or the performance of individual instruments could cause the Fund’s return to be lower than if the Fund employed an active strategy. There is no guarantee that the Fund’s investment results will have a high degree of correlation to those of the Index or that the Fund will achieve its investment objective.

WEBs Real Estate XLRE Defined Volatility ETF | Portfolio Turnover Risk [Member]
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Portfolio Turnover Risk. The Fund may incur high portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund Shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of portfolio transactions increase brokerage and other transaction costs and may result in increased taxable capital gains. Each of these factors could have a negative impact on the performance of the Fund.

WEBs Real Estate XLRE Defined Volatility ETF | Rebalancing Risk [Member]
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Rebalancing Risk. If for any reason the Fund is unable to rebalance all or a portion of its portfolio, or if all or a portion of the portfolio is rebalanced incorrectly, the Fund’s investment exposure may not be consistent with the Fund’s investment objective. In these instances, the Fund may have investment exposure to the Index that is significantly greater or less than what is intended in its strategy. As a result, the Fund may be more exposed to leverage risk than if it had been properly rebalanced and may not achieve its investment objective. The Index utilizes trading bands which seeks to reduce the number of times the Fund need to rebalance its portfolio in a given week. The Fund could be subject to periods of daily rebalancing due to a market environment of high volatility where the strategy quickly reduces its exposure to the Underlying ETF or when the market rapidly goes from a highly volatile environment to a low volatility environment and the strategy is increasing the exposure to the Underlying ETF.

WEBs Real Estate XLRE Defined Volatility ETF | Swap Agreement Risk [Member]
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Swap Agreement Risk. The Fund uses swap agreements as a means to achieve its investment objective. Swap agreements are generally traded in OTC markets and have only recently become subject to regulation by the Commodity Futures Trading Commission (“CFTC”). CFTC rules, however, do not cover all types of swap agreements. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act in connection with the Fund’s swap agreements. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants. Unlike in futures contracts, the counterparty to uncleared OTC swap agreements is generally a single bank or other financial institution, rather than a clearing organization backed by a group of financial institutions. As a result, the Fund is subject to increased counterparty risk with respect to the amount it expects to receive from counterparties to uncleared swaps. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund could suffer significant losses on these contracts and the value of an investor’s investment in the Fund may decline. OTC swaps of the type that may be utilized by the Fund are less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. Swaps are also subject to the risk of imperfect correlation between the value of the reference asset underlying the swap and the swap. Leverage inherent in derivatives will tend to magnify the Fund’s gains and losses. Moreover, with respect to the use of swap agreements, if the strategy has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective. As a result, the value of an investment in the Fund may change quickly and without warning.

The Fund will be subject to regulatory constraints relating to level of value at risk (“VaR”) that the Fund may incur through its derivative portfolio. To the extent the Fund exceeds these regulatory thresholds over an extended period, the Fund may determine that it is necessary to make adjustments to the Fund’s investment strategy, including the desired daily leveraged performance for the Fund.

WEBs Real Estate XLRE Defined Volatility ETF | Tracking Error Risk [Member]
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Tracking Error Risk. The Fund may be subject to tracking error, which is the divergence of the Fund’s performance from that of the Index. Tracking error may occur because of differences between the securities and other instruments held in the Fund’s portfolio and those included in the Index, pricing differences, transaction costs incurred by the Fund, the Fund’s holding of uninvested cash, differences in timing of the accrual of or the valuation of dividends or interest, the requirements to maintain pass-through tax treatment, portfolio transactions carried out to minimize the distribution of capital gains to shareholders, changes to the Index or the costs to the Fund of complying with various new or existing regulatory requirements. This risk may be heightened during times of increased market volatility or other unusual market conditions. Tracking error also may result because the Fund incurs fees and expenses, while the Index does not.

WEBs Real Estate XLRE Defined Volatility ETF | Trading Issues Risk [Member]
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Trading Issues Risk. Trading in Fund Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Fund Shares will continue to meet the listing requirements of the Exchange which may result in the Fund Shares being delisted. An active trading market for the Fund Shares may not be developed or maintained.

WEBs Real Estate XLRE Defined Volatility ETF | Tax Risk [Member]
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Tax Risk. The Fund has based its analysis of its qualification as a “regulated investment company” as defined by the Code on the belief that the Underlying ETF is itself a regulated investment company. If the Underlying ETF were to lose its status as a regulated investment company for purposes of the Code, the Fund may fail its requirement to have a diversified portfolio, and, thus, lose its own regulated investment company status. Additionally, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. This includes the tax aspects of the Fund’s swap strategy. Certain swaps may not qualify as “Section 1256 contracts” under Section 1256 of the Code. Income from the swaps will be ordinary income, and disposition of such swaps will likely result in short-term capital gains or losses. The Fund intends to treat any income it may derive from the swap contracts as “qualifying income” under the provisions of the Code applicable to regulated investment companies. Because authority related to determining the issuer of swap contracts is unclear, the Fund intends to test the contracts for purposes of the diversification test as if the counterparty were the issuer of the swaps. If the income is not qualifying income or the counterparty of the swap contract is not appropriately the referenced asset, the Fund could lose its own status as a regulated investment company. If, in any year, the Fund fails to qualify as a regulated investment company under the applicable tax laws, the Fund would be taxed as an ordinary corporation. In such circumstances, the Fund’s taxable income would be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed and the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment. This would cause investors to incur higher tax liabilities than they otherwise would have incurred and would have a negative impact on Fund returns. If the Fund fails to qualify as a regulated investment company, distributions to the Fund's shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders and (ii) for the dividends received deduction in the case of corporate shareholders. See "U.S. FEDERAL INCOME TAXATION."

WEBs Real Estate XLRE Defined Volatility ETF | Underlying ETF Risk [Member]
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Underlying ETF Risk. Because the Fund seeks exposure to the Underlying ETF, the Fund’s investment performance largely depends on the investment performance and associated risks of the Underlying ETF. The Underlying ETF is subject to many of the same structural risks as the Fund that are described in more detail herein, such as Authorized Participant Concentration Risk, Market Maker Risk, Market Risk, Operational Risk and Trading Issues Risk. However, the risks of investing in an ETF also include the risks associated with the underlying investments held by the ETF. As such, the Fund may be subject to the following risks as a result of its exposure to the Underlying ETF:

Equity Securities Risk. The Underlying ETF invests in equity securities, and therefore the Fund has exposure to the equity securities markets due to its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Equity securities may decline in value because of declines in the price of a particular holding or the broad stock market. Such declines may relate directly to the issuer of a security or broader economic or market events, including changes in interest rates. The value of shares will fluctuate with changes in the value of the equity securities the Underlying ETF invests in.

Real Estate Sector Risk. The Underlying ETF’s assets will be concentrated in the real estate sector, which means the Fund will be more affected by the performance of the real estate sector than a fund that is more diversified. An investment in a real property company may be subject to risks similar to those associated with direct ownership of real estate, including, by way of example, the possibility of declines in the value of real estate, losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, environmental liability, zoning laws, regulatory limitations on rents, property taxes, and operating expenses. Some real property companies have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

REIT Risk. REITs are subject to the risks associated with investing in the securities of real property companies. In particular, REITs may be affected by changes in the values of the underlying properties that they own or operate. Further, REITs are dependent upon specialized management skills, and their investments may be concentrated in relatively few properties, or in a small geographic area or a single property type. REITs are also subject to heavy cash flow dependency and, as a result, are particularly reliant on the proper functioning of capital markets. A variety of economic and other factors may adversely affect a lessee’s ability to meet its obligations to a REIT. In the event of a default by a lessee, the REIT may experience delays in enforcing its rights as a lessor and may incur substantial costs associated in protecting its investments. In addition, a REIT could fail to qualify for favorable tax or regulatory treatment.

Large Capitalization Companies Risk. The Underlying ETF invests in the securities of large capitalization companies, which results in the Fund having significant exposure to such companies through its exposure to the Underlying ETF by virtue of its investment in the Underlying ETF or in other instruments that reference the Underlying ETF. Large capitalization companies may grow at a slower rate and be less able to adapt to changing market conditions than smaller capitalization companies. Thus, the return on investment in securities of large capitalization companies may be less than the return on investment in securities of small and/or mid capitalization companies. The performance of large capitalization companies also tends to trail the overall market during different market cycles.

WEBs Real Estate XLRE Defined Volatility ETF | Valuation Risk [Member]
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Valuation Risk. The Fund expects to hold securities or other assets that may be valued on the basis of factors other than market quotations. This may occur because the asset or security does not trade on a centralized exchange, or in times of market turmoil or reduced liquidity. There are multiple methods that can be used to value a portfolio holding when market quotations are not readily available. The value established for any portfolio holding at a point in time might differ from what would be produced using a different methodology or if it had been priced using market quotations. Portfolio holdings that are valued using techniques other than market quotations, including “fair valued” assets or securities, may be subject to greater fluctuation in their valuations from one day to the next than if market quotations were used. In addition, there is no assurance that the Fund could sell or close out a portfolio position for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio position is sold or closed out at a discount to the valuation established by the Fund at that time. The Fund’s ability to value investments may be impacted by technological issues or errors by pricing services or other third-party service providers.